RELATED PARTIES - Additional information of related parties (Details) - RUB (₽)	1 Months Ended				3 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2017	Jan. 31, 2017	Mar. 31, 2016	Oct. 31, 2014	May 31, 2015	May 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2016
RELATED PARTIES
Total other investments to related parties							₽ 618,000,000	₽ 2,176,000,000
Short-term investments in related parties							10,064,000,000	4,695,000,000
Key management remuneration							739,000,000	760,000,000	₽ 835,000,000
Key management remuneration as base salaries							490,000,000	470,000,000	514,000,000
Key management remuneration as bonus							249,000,000	290,000,000	321,000,000
Cash-settled and equity-settled share-based payments							486,000,000	481,000,000	₽ 175,000,000
MTS Bank
RELATED PARTIES
Short-term deposits with related parties							633,000,000	532,000,000
MTS Bank | Bank deposits
RELATED PARTIES
Cash position with related parties							13,746,000,000	4,902,000,000
Short-term investments in related parties							67,000,000	33,000,000
MTS Bank | Loans receivable
RELATED PARTIES
Total other investments to related parties								2,116,000,000
Funds received from related party for repayment of subordinated loan		₽ 2,116,000,000
East-West United Bank
RELATED PARTIES
Cash position with related parties							5,969,000,000	736,000,000
Short-term deposits with related parties							5,810,000,000	0
Sistema | Promissory notes
RELATED PARTIES
Amount receivable							618,000,000
Short-term investments in related parties								574,000,000
Sistema | Sistema Notes due in 2016 (series 04)
RELATED PARTIES
Investment related party notes				₽ 2,501,350
Acquired bonds classified as available for sale and accounted for at fair value with changes recognized in other comprehensive income				519,000,000
Proceeds received on redemption as principal and coupons			₽ 201,000,000
Sistema | Promissory notes
RELATED PARTIES
Total other investments to related parties							618,000,000
Amount receivable								574,000,000
Sistema International Funding S.A. | Sistema International Funding S.A. Bonds due in 2019
RELATED PARTIES
Investment related party bonds				1,000
Acquired bonds classified as available for sale and accounted for at fair value with changes recognized in other comprehensive income				₽ 32,000,000
Proceeds received on redemption as principal and coupons					₽ 409,000,000
Short-term investments in related parties							57,000,000	65,000,000
Business Nedvizhimost
RELATED PARTIES
Amount receivable							₽ 4,052,000,000	3,693,000,000
Interest rate							12.00%
Rent-Nedvizhimost | Business Nedvizhimost
RELATED PARTIES
Ownership interest sold (as a percent)						100.00%
Proceeds from sale of ownership interest						₽ 8,500,000,000
Sistema-Capital
RELATED PARTIES
Short-term investments in related parties							₽ 9,600,000,000	₽ 3,721,000,000
Balance of assets under trust management							₽ 9,600,000,000			₽ 3,721,000,000
Zifrovoe TV
RELATED PARTIES
Cash contribution made to related party	₽ 171,000,000